Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Computer equipment	792,586	781,377
Office equipment	197,160	184,228
Vehicles	4,171	3,584
Construction in progress	—	547,384
Leasehold improvement	135,757	135,977
Less: accumulated depreciation	(956,884)	(993,401)
Exchange difference	194	(116)

	172,984	659,033